Schedule of Investments
(unaudited)
July 31, 2026
iShares Mortgage-Backed Securities Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 9.6%
(a)
1301 Trust, Series 2025-1301, Class A, 5.06%,
08/11/42
(b)
...................... USD 165 $ 163,621
1345T, Series 2025-AOA, Class A, (1-mo. CME
Term SOFR at 1.60% Floor + 1.60%), 5.28%,
06/15/42
(b)
...................... 400 399,715
425 Trust
(b)
Series 2026-LEX, Class A, (1-mo. CME Term
SOFR at 1.67% Floor + 1.67%), 5.35%,
07/15/43 ..................... 170 169,924
Series 2026-LEX, Class B, (1-mo. CME Term
SOFR at 2.10% Floor + 2.10%), 5.78%,
07/15/43 ..................... 165 164,927
ARES Trust, Series 2025-IND3, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.18%, 04/15/42
(b)
................. 221 221,138
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.48%, 05/15/35
(b)
........... 431 430,835
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, (1-mo. CME Term SOFR at 0.87%
Floor + 0.92%), 4.60%, 03/15/37
(b)
...... 295 278,799
BFLD Commercial Mortgage Trust
(b)
Series 2024-UNIV, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.17%,
11/15/41 ..................... 150 150,281
Series 2025-660F, Class A, (1-mo. CME Term
SOFR at 1.50% Floor + 1.50%), 5.18%,
11/15/42 ..................... 175 175,219
BFLD Trust
(b)
Series 2025-EWEST, Class A, (1-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.23%, 06/15/42 ................ 282 282,000
Series 2025-FPM, Class A, 5.01%, 10/10/40 110 108,921
BPR Commercial Mortgage Trust, Series 2025-
STAR, Class A, 4.95%, 11/05/42
(b)
...... 190 186,927
BPR Mortgage Trust, Series 2025-ALDR, Class
A, 5.67%, 06/05/42 ................ 163 164,579
BSTN Commercial Mortgage Trust, Series 2025-
HUB, Class A, 4.90%, 04/13/41
(b)
....... 115 112,967
BWAY Trust, Series 2025-1535, Class A, 6.31%,
05/05/42
(b)
...................... 204 204,403
BX Commercial Mortgage Trust
(b)
Series 2025-BCAT, Class A, (1-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.06%, 08/15/42 ................ 223 223,260
Series 2025-JDI, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.08%,
11/15/42 ..................... 264 264,968
Series 2025-SPOT, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.12%, 04/15/40 ................ 316 316,583
Series 2026-LP3, Class A, (1-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.06%,
04/15/43 ..................... 134 134,150
Series 2026-VLT9, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.38%,
03/15/45 ..................... 190 189,526
BX Trust
(b)
Series 2024-BIO, Class A, (1-mo. CME Term
SOFR + 1.64%), 5.32%, 02/15/41 .... 125 125,000
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.17%,
06/15/41 ..................... 106 105,413
Series 2025-LIFE, Class A, 5.88%, 06/13/47 300 293,118
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2025-LUNR, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
5.18%, 06/15/40 ................ USD 381 $ 382,063
Series 2025-OMG, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.03%,
10/15/42 ..................... 161 161,101
Series 2025-TAIL, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.08%,
06/15/35 ..................... 315 315,590
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.12%,
03/15/42 ..................... 820 818,467
Series 2025-VOLT, Class A, (1-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.38%,
12/15/44 ..................... 230 229,425
CHI Commercial Mortgage Trust, Series 2025-
110W, Class A, 5.10%, 12/13/40
(b)
...... 175 172,162
CIP Commercial Mortgage Trust, Series 2025-
SBAY, Class A, (1-mo. CME Term SOFR at
1.40% Floor + 1.40%), 5.08%, 10/15/37
(b)
. 195 195,487
Commercial Mortgage Trust, Series 2024-WCL1,
Class A, (1-mo. CME Term SOFR at 1.84%
Floor + 1.84%), 5.52%, 06/15/41
(b)
...... 261 260,807
CSTL Commercial Mortgage Trust, Series 2025-
GATE2, Class A, 4.56%, 11/10/42
(b)
..... 170 165,967
CVLR Trust, Series 2026-R3LX, Class A, (1-mo.
CME Term SOFR at 1.55% Floor + 1.55%),
5.23%, 06/15/43
(b)
................. 80 79,601
DBC Mortgage Trust, Series 2025-DBC, Class
A, (1-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.03%, 11/15/42
(b)
............ 355 355,444
DK Trust, Series 2025-LXP, Class A, (1-mo. CME
Term SOFR at 1.59% Floor + 1.59%), 5.30%,
08/15/37
(b)
...................... 330 330,928
GSAT Trust, Series 2025-BMF, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.18%, 07/15/40
(b)
................. 435 434,787
INTOWN Mortgage Trust, Series 2025-STAY,
Class A, (1-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.03%, 03/15/42
(b)
...... 429 429,000
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2025-BHR5, Class
A, (1-mo. CME Term SOFR at 1.69% Floor +
1.69%), 5.37%, 03/15/40
(b)
........... 86 85,958
KELR Trust, Series 2026-MF, Class A, (1-mo.
CME Term SOFR at 1.35% Floor + 1.35%),
5.00%, 08/15/43
(b)
................. 142 142,044
LEX Trust, Series 2026-450, Class A, (1-mo.
CME Term SOFR at 1.35% Floor + 1.35%),
5.03%, 03/15/43
(b)
................. 143 143,179
LQR Trust, Series 2025-CALI, Class A, (1-mo.
CME Term SOFR at 1.60% Floor + 1.60%),
5.28%, 01/15/43
(b)
................. 157 156,804
Manhattan West Mortgage Trust, Series 2026-
2MW, Class A, 5.32%, 06/10/48
(b)
....... 195 192,466
MLTI Trust, Series 2026-MLTI, Class A10, (1-mo.
CME Term SOFR at 1.40% Floor + 1.40%),
5.08%, 06/15/39
(b)
................. 160 160,389
National Commercial Mortgage Trust, Series
2026-IND, Class A, (1-mo. CME Term SOFR
at 1.35% Floor + 1.35%), 5.03%, 06/15/43
(b)
165 165,206
NCMF Trust, Series 2025-MFS, Class A, 4.88%,
06/10/33
(b)
...................... 399 394,907
NRTH Commercial Mortgage Trust, Series 2025-
PARK, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.07%, 10/15/40
(b)
. 445 446,112

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares Mortgage-Backed Securities Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
NYC Commercial Mortgage Trust
(b)
Series 2025-28L, Class A, 4.67%, 11/05/38 USD 100 $ 98,943
Series 2025-3BP, Class A, (1-mo. CME Term
SOFR at 1.21% Floor + 1.21%), 4.89%,
02/15/42 ..................... 565 564,647
NYC Trust, Series 2025-77C, Class A, 4.79%,
01/10/36
(b)
...................... 345 338,950
PENN Commercial Mortgage Trust, Series 2025-
P11, Class A, 5.34%, 08/10/42
(b)
........ 72 72,158
PRM Trust, Series 2025-PRM6, Class A, 4.48%,
07/05/33
(b)
...................... 327 322,949
PSA Trust, Series 2026-STOR, Class A, 1.00%,
08/15/31
(b)
...................... 720 720,000
SDAL Trust, Series 2025-DAL, Class A, (1-mo.
CME Term SOFR at 2.44% Floor + 2.44%),
6.12%, 04/15/42
(b)
................. 435 435,084
SDR Commercial Mortgage Trust, Series 2024-
DSNY, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.07%, 05/15/39
(b)
. 100 100,062
SHRN Trust, Series 2025-MF18, Class A, (1-mo.
CME Term SOFR at 1.20% Floor + 1.20%),
4.88%, 10/15/40
(b)
................. 73 73,000
UNIV Trust, Series 2025-APTS, Class A, (1-mo.
CME Term SOFR at 1.65% Floor + 1.65%),
5.33%, 11/15/42
(b)
................. 180 179,360
WEST Trust, Series 2025-ROSE, Class A,
5.28%, 04/10/35
(b)
................. 266 264,125
Willobrook Mall, Series 2025-WBRK, Class A,
5.87%, 03/05/35
(b)
................. 255 258,454
14,511,900
Total Non-Agency Mortgage-Backed Securities — 9 .6%
(Cost: $ 14,535,778 ) ............................... 14,511,900
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 14.7%
Federal Home Loan Mortgage Corp.
Series 432 , Class GA , 4.00% , 04/25/27 ... 10,263 10,223,074
Series 5544 , Class HV , 5.00% , 05/25/36 .. 107 106,339
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates, STRIPS , Series 454 , Class DA ,
4.00% , 05/25/27 .................. 5,473 5,446,871
Federal Home Loan Mortgage Corp. REMIC
Variable Rate Notes
(b)
Series 5491 , Class FA , (30-day Average
SOFR at 1.30% Floor/6.50% Cap +
1.30%), 4.92% , 01/25/55 .......... 70 70,351
Series 5518 , Class FC , (30-day Average
SOFR at 1.32% Floor/6.50% Cap +
1.32%), 4.94% , 03/25/55 .......... 79 79,434
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)
Series 5468 , Class FM , (30-day Average
SOFR at 1.20% Floor/6.50% Cap +
1.20%), 4.82% , 11/25/54 ........... 550 553,425
Series 5468 , Class MF , (30-day Average
SOFR at 1.30% Floor/6.50% Cap +
1.30%), 4.92% , 11/25/54 ........... 425 429,203
Series 5471 , Class FM , (30-day Average
SOFR at 1.40% Floor/6.50% Cap +
1.40%), 5.02% , 11/25/54 ........... 428 433,567
Federal National Mortgage Association
Series 2011-8 , Class ZA , 4.00% , 02/25/41 . 534 509,000
Series 2022-25 , Class KL , 4.00% , 05/25/52 200 179,426
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-33 , Class DV , 5.50% , 04/25/36 USD 319 $ 324,226
Series 2025-40 , Class EV , 5.00% , 06/25/36 101 101,034
Federal National Mortgage Association Variable
Rate Notes
(b)
Series 2018-32 , Class PS , (-1.17 x 30-day
Average SOFR at 0.00% Floor/7.23% Cap
+ 7.10%), 2.88% , 05/25/48 ......... 852 688,980
Series 2025-2 , Class FG , (30-day Average
SOFR at 1.45% Floor/6.50% Cap +
1.45%), 5.07% , 02/25/55 .......... 127 127,590
Series 2025-35 , Class FJ , (30-day Average
SOFR at 1.60% Floor/6.50% Cap +
1.60%), 5.22% , 05/25/55 .......... 154 156,806
Government National Mortgage Association
Variable Rate Notes , Series 2015-55 , Class A ,
5.39% , 03/16/36
(b)
................. 2,861 2,902,851
22,332,177
Interest Only Collateralized Mortgage Obligations — 6.0%
Federal Home Loan Mortgage Corp.
Series 5052 , Class KI , 4.00% , 12/25/50 ... 9,023 1,752,570
Series 5119 , Class IC , 4.00% , 06/25/51 ... 1,311 262,968
Federal National Mortgage Association
Series 2013-10 , Class PI , 3.00% , 02/25/43 47 5,482
Series 2020-27 , Class IJ , 4.50% , 05/25/50 . 2,229 412,479
Series 2021-23 , Class CI , 3.50% , 07/25/46 586 102,649
Series 2021-41 , 3.50% , 07/25/51 ....... 1,127 197,188
Federal National Mortgage Association Variable
Rate Notes , Series 2015-66 , Class AS ,
(-1.00 x 30-day Average SOFR at 0.00%
Floor/6.25% Cap + 6.14%), 2.52% , 09/25/45
(b)
1,564 72,385
Government National Mortgage Association
Series 2020-146 , 3.50% , 10/20/50 ...... 1,021 187,933
Series 2020-149 , Class IA , 2.50% , 10/20/50 14,868 2,305,909
Series 2020-151 , Class MI , 2.50% , 10/20/50 2,011 293,005
Series 2021-87 , Class NI , 3.00% , 05/20/51 1,183 205,032
Series 2021-104 , Class IH , 3.00% , 06/20/51 1,024 169,597
Series 2021-149 , Class KI , 3.00% , 08/20/51 1,792 294,766
Series 2021-159 , Class IH , 3.00% , 09/20/51 6,561 1,098,502
Series 2021-193 , Class IA , 3.00% , 11/20/51 2,449 409,127
Series 2022-5 , Class LI , 3.50% , 01/20/52 . 285 51,359
Series 2022-127 , Class IA , 3.50% , 03/20/52 5,884 1,182,384
Series 2025-178 , Class SA , (-1.00 x 30-day
Average SOFR at 0.00% Floor/5.40% Cap
+ 5.40%), 1.78% , 10/20/55
(b)
........ 187 8,613
Government National Mortgage Association
Variable Rate Notes
(b)
Series 2024-6 , Class ES , (-1.00 x 30-day
Average SOFR at 0.00% Floor/6.05% Cap
+ 6.05%), 2.43% , 07/20/53 ......... 2,441 148,086
Series 2024-126 , Class S , (-1.00 x 30-day
Average SOFR at 0.00% Floor/5.25% Cap
+ 5.25%), 1.63% , 08/20/54 ......... 289 10,673
Series 2026-51 , Class S , (-1.00 x 30-day
Average SOFR at 0.00% Floor/5.65% Cap
+ 5.65%), 2.03% , 03/20/56 ......... 785 38,222
9,208,929
Interest Only Commercial Mortgage-Backed Securities — 0.3%
(b)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates Variable
Rate Notes
Series K116 , Class X1 , 1.40% , 07/25/30 .. 1,085 48,503
Series K119 , Class X1 , 0.91% , 09/25/30 .. 1,740 54,625
Series K122 , Class X1 , 0.86% , 11/25/30 .. 2,677 82,247

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares Mortgage-Backed Securities Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Government National Mortgage Association
Variable Rate Notes
Series 2016-151 , 0.88% , 06/16/58 ...... USD 5,061 $ 228,742
Series 2017-61 , 0.69% , 05/16/59 ....... 1,028 34,340
448,457
Mortgage-Backed Securities — 157.2%
Federal Home Loan Mortgage Corp.
3.00% , 06/01/35 - 07/01/35 ........... 321 301,963
3.50% , 09/01/26 .................. —
(c)
47
5.00% , 05/01/35 - 12/01/38 ........... 27 26,413
5.65% , 05/01/37 - 12/01/37 ........... 455 462,036
5.75% , 08/01/37 - 12/01/37 ........... 426 433,859
7.50% , 03/01/27 .................. —
(c)
2
Federal National Mortgage Association
3.50% , 11/01/46 .................. 443 407,553
4.45% , 03/01/36 - 06/01/36 ........... 242 235,255
4.94% , 01/01/35 - 05/01/35 ........... 116 113,607
5.00% , 04/01/36 .................. 58 57,144
5.20% , 08/01/34 - 09/01/34 ........... 91 88,997
5.25% , 08/01/37 - 09/01/37 ........... 243 236,353
5.54% , 01/01/35 .................. 47 46,316
5.75% , 04/01/37 .................. 214 207,733
5.80% , 07/01/34 .................. 31 30,274
5.94% , 09/01/34 .................. 42 41,395
6.50% , 09/01/28 - 02/01/31 ........... 177 178,267
Government National Mortgage Association
2.00% , 08/15/56
(d)
................. 13,402 10,727,882
2.50% , 11/20/40 - 03/20/41 ........... 434 387,073
2.50% , 08/15/56
(d)
................. 6,112 5,100,588
3.00% , 05/15/42 - 01/20/50 ........... 1,798 1,573,292
3.00% , 08/15/56
(d)
................. 2,502 2,169,018
3.50% , 07/15/43 - 02/15/45 ........... 2,879 2,586,761
3.50% , 08/15/56
(d)
................. 227 198,673
4.00% , 12/20/43 - 12/20/47 ........... 1,280 1,163,008
4.00% , 08/15/56
(d)
................. 454 410,650
4.50% , 12/15/34 - 09/15/43 ........... 1,211 1,160,137
4.50% , 08/15/56
(d)
................. 2,806 2,629,633
5.00% , 12/15/32 - 05/20/50 ........... 2,243 2,226,733
5.00% , 08/15/56
(d)
................. 3,687 3,567,070
5.50% , 03/15/32 - 07/20/55 ........... 1,894 1,909,711
5.50% , 08/15/56
(d)
................. 3,736 3,711,285
5.64% , 04/15/37 - 06/15/37 ........... 766 788,613
5.65% , 05/20/37 - 10/20/37 ........... 346 349,221
5.75% , 08/20/37 - 12/20/37 ........... 251 252,298
5.80% , 11/15/36 - 03/15/37 ........... 605 617,562
6.00% , 01/15/39 - 07/20/55 ........... 4,780 4,978,814
6.00% , 08/15/56 - 09/15/56
(d)
.......... 843 854,576
6.50% , 09/20/27 - 06/20/55 ........... 5,559 5,795,084
6.50% , 08/15/56
(d)
................. 718 741,828
7.00% , 05/20/27 - 06/20/55 ........... 501 523,318
7.50% , 07/20/54 .................. 457 483,715
8.00% , 09/15/26 - 05/15/30 ........... 2 1,664
Uniform Mortgage-Backed Securities
2.00% , 08/25/41 - 09/25/56
(d)
.......... 30,304 24,524,893
2.50% , 08/25/41 - 09/25/56
(d)
.......... 46,682 38,216,554
3.00% , 08/25/41 - 08/25/56
(d)
.......... 4,775 4,120,964
3.00% , 03/01/43 - 05/01/52 ........... 10,886 9,530,970
3.50% , 08/25/41 - 09/25/56
(d)
.......... 4,538 4,039,272
3.50% , 03/01/43 - 08/01/50 ........... 2,924 2,656,099
4.00% , 08/25/41 - 08/25/56
(d)
.......... 1,525 1,406,991
4.00% , 01/01/45 - 08/01/51 ........... 5,011 4,706,781
4.50% , 08/25/41 - 09/25/56
(d)
.......... 12,785 12,065,036
4.50% , 09/01/48 - 01/01/56 ........... 4,343 4,152,228
5.00% , 07/01/34 - 07/01/56 ........... 26,504 25,691,265
5.00% , 08/25/56
(d)
................. 2,999 2,893,933
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.25% , 07/01/37 - 08/01/37 ........... USD 284 $ 284,171
5.50% , 12/01/32 - 08/01/56 ........... 8,786 8,755,322
5.50% , 08/25/56 - 09/25/56
(d)
.......... 23,528 23,277,153
6.00% , 11/01/52 - 10/01/55 ........... 6,858 7,001,657
6.00% , 08/25/56
(d)
................. 3,873 3,915,648
6.50% , 08/01/35 - 07/01/54 ........... 2,474 2,562,302
6.50% , 08/25/56 - 09/25/56
(d)
.......... 1,921 1,978,671
239,555,331
Principal Only Collateralized Mortgage Obligations — 1.2%
(e)
Federal National Mortgage Association , Series
2024-16 , 0.00% , 03/25/51 ............ 697 482,226
Government National Mortgage Association
Series 2022-195 , 0.00% , 11/20/52 ...... 114 89,785
Series 2023-130 , Class OD , 0.00% , 09/20/53 1,412 1,219,051
1,791,062
Total U.S. Government Sponsored Agency Securities — 179 .4%
(Cost: $ 276,941,166 ) .............................. 273,335,956
Total Long-Term Investments — 189.0%
(Cost: $ 291,476,944 ) .............................. 287,847,856
Shares
Shares
Short-Term Securities
Money Market Funds — 11.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.58%
(f) (g)
.................. 16,712,470 16,712,470
Total Short-Term Securities — 11 .0%
(Cost: $ 16,712,470 ) ............................... 16,712,470
Total Options Purchased — 0.0%
( Cost: $ 132,853 ) ................................. 116,314
Total Investments Before Options Written and TBA Sale
Commitments — 200 .0%
(Cost: $ 308,322,267 ) .............................. 304,676,640
Total Options Written — ( 0 .4 ) %
(Premium Received — $ (538,763) ) .................... (597,315)
Par (000)
Pa r (000)
TBA Sale Commitments
(d)
Mortgage-Backed Securities — ( 41 .3 ) %
Government National Mortgage Association
2.00% , 08/15/56 .................. (69) (55,232)
2.50% , 08/15/56 .................. (74) (61,755)
3.00% , 08/15/56 .................. (40) (34,677)
4.00% , 08/15/56 .................. (26) (23,517)
5.50% , 08/15/56 .................. (86) (85,431)
6.00% , 08/15/56 .................. (82) (83,337)
Uniform Mortgage-Backed Securities
2.00% , 08/25/41 - 08/25/56 ........... (435) (353,961)
2.50% , 08/25/41 - 08/25/56 ........... (26,714) (21,779,393)
3.00% , 08/25/41 - 09/25/56 ........... (4,613) (3,932,522)
3.50% , 08/25/41 - 08/25/56 ........... (262) (232,659)
4.00% , 08/25/41 - 08/25/56 ........... (42) (38,607)
4.50% , 08/25/41 - 09/25/56 ........... (23,644) (22,182,360)
5.00% , 08/25/41 - 08/25/56 ........... (12,235) (11,815,645)
5.50% , 08/25/56 .................. (251) (248,391)
6.00% , 08/25/56 .................. (1,632) (1,649,971)

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares Mortgage-Backed Securities Active ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
6.50% , 08/25/56 .................. USD (400) $ (412,359)
Total TBA Sale Commitments — ( 41 .3 ) %
(Proceeds: $ (63,623,459) ) .......................... (62,989,817)
Total Investments Net of Options Written and TBA Sale
Commitments — 158 .3%
(Cost: $ 244,160,045 ) .............................. 241,089,508
Liabilities in Excess of Other Assets — (58.3) % ............ (88,744,720)
Net Assets — 100.0% ...............................
$ 152,344,788
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Rounds to less than 1,000.
(d)
Represents or includes a TBA transaction.
(e)
Zero-coupon bond.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 2,537,099 $ 14,175,371
(a)
$ — $ — $ — $ 16,712,470 16,712,470 $ 119,607 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares Mortgage-Backed Securities Active ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
3-mo. SOFR ............................................................. 8 12/14/27 $ 1,917 $ (1,655)
Short Contracts
U.S. Treasury 10-Year Note ................................................... 145 09/21/26 15,692 91,604
U.S. Treasury 10-Year Ultra Note ............................................... 22 09/21/26 2,419 22,825
U.S. Treasury Long Bond ..................................................... 9 09/21/26 978 6,987
U.S. Treasury 2-Year Note .................................................... 37 09/30/26 7,611 6,627
U.S. Treasury 5-Year Note .................................................... 42 09/30/26 4,457 6,819
134,862
$ 133,207
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.11% Annual Deutsche Bank AG 03/27/28 4 .11 % USD 860 $ 19,241
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.05% Annual Deutsche Bank AG 03/30/28 4 .05 USD 860 17,742
36,983
Put
10-Year Interest Rate Swap
(a)
4.11% Annual 1-day SOFR Annual Deutsche Bank AG 03/27/28 4 .11 USD 860 38,430
10-Year Interest Rate Swap
(a)
4.05% Annual 1-day SOFR Annual Deutsche Bank AG 03/30/28 4 .05 USD 860 40,901
79,331
$ 116,314
(a)
Forward settling swaption.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3.73% Annual 1-day SOFR Annual Deutsche Bank AG 09/09/26 3 .73 % USD 823 $ (163)
10-Year Interest Rate Swap
(a)
3.72% Annual 1-day SOFR Annual Citibank NA 09/10/26 3 .72 USD 824 (164)
5-Year Interest Rate Swap
(a)
. 4.11% Annual 1-day SOFR Annual Deutsche Bank AG 10/27/26 4 .11 USD 2,400 (16,214)
10-Year Interest Rate Swap
(a)
3.71% Annual 1-day SOFR Annual Citibank NA 03/04/27 3 .71 USD 431 (1,786)
10-Year Interest Rate Swap
(a)
3.88% Annual 1-day SOFR Annual Deutsche Bank AG 03/15/27 3 .88 USD 1,252 (8,517)
10-Year Interest Rate Swap
(a)
4.10% Annual 1-day SOFR Annual Deutsche Bank AG 01/31/28 4 .10 USD 734 (15,474)
10-Year Interest Rate Swap
(a)
4.11% Annual 1-day SOFR Annual Deutsche Bank AG 01/31/28 4 .11 USD 1,890 (39,959)
10-Year Interest Rate Swap
(a)
4.05% Annual 1-day SOFR Annual Deutsche Bank AG 04/07/28 4 .05 USD 1,582 (32,870)
10-Year Interest Rate Swap
(a)
4.03% Annual 1-day SOFR Annual
Goldman Sachs
International 04/24/28 4 .03 USD 48 (977)
10-Year Interest Rate Swap
(a)
4.16% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 06/16/28 4 .16 USD 403 (10,197)
(126,321)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.73% Annual Deutsche Bank AG 09/09/26 3 .73 USD 823 (38,866)

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares Mortgage-Backed Securities Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.72% Annual Citibank NA 09/10/26 3 .72 % USD 824 $ (39,569)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.60% Annual Barclays Bank plc 09/14/26 3 .60 USD 5,659 (60,608)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.11% Annual Deutsche Bank AG 10/27/26 4 .11 USD 2,400 (22,143)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.86% Annual Citibank NA 11/12/26 3 .86 USD 2,830 (21,570)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.71% Annual Citibank NA 03/04/27 3 .71 USD 431 (23,559)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.88% Annual Deutsche Bank AG 03/15/27 3 .88 USD 1,252 (55,189)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.10% Annual Deutsche Bank AG 01/31/28 4 .10 USD 734 (31,773)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.11% Annual Deutsche Bank AG 01/31/28 4 .11 USD 1,890 (81,641)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.05% Annual Deutsche Bank AG 04/07/28 4 .05 USD 1,582 (75,595)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.03% Annual
Goldman Sachs
International 04/24/28 4 .03 USD 48 (2,369)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.16% Annual
Morgan Stanley & Co.
International plc 06/16/28 4 .16 USD 403 (18,112)
(470,994)
$ (597,315)
(a)
Forward settling swaption.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 3 .62%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Non-Agency Mortgage-Backed Securities ........................ $ — $ 14,511,900 $ — $ 14,511,900
U.S. Government Sponsored Agency Securities .................... — 273,335,956 — 273,335,956
Short-Term Securities
Money Market Funds ...................................... 16,712,470 — — 16,712,470
Options Purchased
Interest rate contracts ...................................... — 116,314 — 116,314

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares Mortgage-Backed Securities Active ETF

Level 1 Level 2 Level 3 Total
Liabilities
Investments
TBA Sale Commitments .................................... $ — $ (62,989,817) $ — $ (62,989,817)
$ 16,712,470 $ 224,974,353 $ — $ 241,686,823
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 134,862 $ — $ — $ 134,862
Liabilities
Interest rate contracts ....................................... (1,655) (597,315) — (598,970)
$ 133,207 $ (597,315) $ — $ (464,108)
(a)
Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
OTC Over-the-counter
SOFR Secured Overnight Financing Rate
STRIPS Separate Trading of Registered Interest & Principal of Securities
TBA To-be-announced
Fair Value Hierarchy as of Period End (continued)